LIABILITY FOR ROYALTIES PAYABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LIABILITY FOR ROYALTIES PAYABLE
At January 1	$ 1,596	$ 1,606
Principal Payments	(488)
Exchange rate differences	(82)	189
Amounts recognized as an offset from research and development expenses	(258)
Revaluation of the liability	600	(199)
As of December 31	$ 1,368	$ 1,596
Bottom of range [member]
LIABILITY FOR ROYALTIES PAYABLE
Royalties payable, as a percentage of sales	3.00%
Top of range [member]
LIABILITY FOR ROYALTIES PAYABLE
Royalties payable, as a percentage of sales	4.00%